Stockholders' Deficit (Details) - USD ($)								3 Months Ended		12 Months Ended
	Dec. 29, 2025	Sep. 30, 2025	Jun. 30, 2025	May 24, 2022	Sep. 30, 2021	Mar. 31, 2021	Dec. 17, 2020	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 24, 2026	Jun. 02, 2015
Stockholders' Deficit [Line Items]
Preferred stock, shares authorized								10,000,000		10,000,000	10,000,000
Preferred stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Price of per share			$ 1
Shares issued								$ 1,443,750	$ 60,000	$ 750,000	$ 600,000
Common stock issued for services										1,125,000
Proceeds from sale of common stock								1,443,750	$ 60,000	750,000	$ 600,000
Accrued director fees								$ 56,250		$ 150,000
Common stock, shares authorized								250,000,000		250,000,000	250,000,000
Common stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued								61,850,743		56,900,743	51,538,193
Common stock, shares outstanding								61,850,743		56,900,743	51,538,193
Cash proceeds										$ 250,000
Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)								721,875	60,000	750,000	600,000
Price of per share								$ 2		$ 1
Price per share								$ 1		$ 1
Shares issued								$ 72	$ 6	$ 75	$ 60
Common stock issued for services										113
Proceeds from sale of common stock								1,443,750
Accrued director fees								$ 3		$ 15
Sale of stock											600,000
Common stock, shares authorized								250,000,000		250,000,000
Common stock, par value								$ 0.0001		$ 0.0001
Common stock, shares issued								61,850,743		56,900,743	51,538,193
Common stock, shares outstanding								61,850,743		56,900,743	51,538,193
2021 Incentive Stock Plan [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)								111,000
2021 Incentive Stock Plan [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										72,000
Related Party [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)			180,000								63,630
Price of per share									$ 1
Price per share			$ 1								$ 1
Related Party [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)									63,630	250,000
Price per share										$ 1
Accrued director fees										$ 250,000
Conversion for gain or loss
Trinity Group Construction, Inc. [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)								4,200,000
Price of per share								$ 2
Directors [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)								28,125		150,000
Price of per share								$ 2
Price per share										$ 1
Shares issued										$ 1,125,000
Accrued director fees								$ 56,250		150,000
Conversion for gain or loss
Officer [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										180,000
Price per share										$ 1
Accrued director fees										$ 180,000
Conversion for gain or loss
Board of Directors Chairman [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)			150,000					28,125
Price per share			$ 1					$ 2
Board of Directors Chairman [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued										1,125,000
Conversion for gain or loss
Transferred shares value										$ 265
Board of Directors Chairman [Member] | 2021 Incentive Stock Plan [Member]
Stockholders' Deficit [Line Items]
Maximum aggregate shares available for issuance								4,000,000		4,000,000
Board of Directors Chairman [Member] | Related Party [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)			250,000								2,657,550
Shares issued											$ 265
Board of Directors Chairman [Member] | Related Party [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										2,657,550
Shares issued		$ 265
Management [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										500,000
Shares issued										$ 500,000
President [Member]
Stockholders' Deficit [Line Items]
Price per share												$ 2
Common stock issued for services	$ 1,125,000
Warrant [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)									710,220
Price of per share									$ 0.5	$ 1
Price per share								$ 1		$ 1
Shares issued										$ 250,000
Number of Shares, Exercised										(250,000)
Weighted Average Exercise Price, Cancelled/Expired										$ 0.4
amortization of warrants										$ 139,173	$ 139,173
Cash proceeds										$ 250,000
Warrants Shares Exercise Price									1,775,550
Warrant shares issued										1,125,000
Warrant [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)									60,000	250,000
Price of per share									$ 1	$ 1
Proceeds from sale of common stock									$ 60,000	$ 250,000
Cash proceeds										$ 60,000
Warrant shares issued								60,000		250,000
Warrant [Member] | President [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										250,000
Price per share										$ 1
Warrant Agreement [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										250,000
Warrant Agreement [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Price of per share										$ 1
Price per share										$ 1
Conversion for gain or loss
Warrant Agreement [Member] | Board of Directors Chairman [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										2,657,550
Option activity [Member]
Stockholders' Deficit [Line Items]
Issuance of options								111,000
Exercise price								$ 1
Fair value								171,916
Series A Convertible Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, shares authorized										500,000	500,000
Preferred stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Series A Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, par value								$ 0.386		$ 0.386			$ 0.0001
Preferred stock, shares issued										0	0
Preferred stock, shares outstanding								0		0	0
Votes								8,000		8,000
Convertible preferred stock designated shares													500,000
Series AA Convertible Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, shares authorized										3,000,000	3,000,000
Preferred stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Series AA Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, par value							$ 0.0001
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Price of per share							1
Price per share							$ 0.4
Provision for conversion debt
Convertible preferred stock designated shares							3,000,000
Series AAA Convertible Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, shares authorized										70,000	70,000
Preferred stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Shares issued (shares)									700,000		700,000
Price of per share									$ 0.1
Price per share											$ 0.1
Series AAA Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, par value						$ 0.0001
Preferred stock, shares issued										0
Preferred stock, shares outstanding										0	0
Price of per share						$ 1
Provision for conversion debt
Convertible preferred stock designated shares				500,000		70,000
Series AAAA Convertible Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, shares authorized										1,005,300	1,005,300
Preferred stock, par value								$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued								0		0	0
Preferred stock, shares outstanding								0		0	0
Shares issued (shares)									1,183,700		1,183,700
Price of per share									$ 0.5
Price per share											$ 0.5
Provision for conversion debt											$ 591,850
Warrants Shares Exercise Price									591,850
Series AAAA Convertible Preferred Stock [Member] | Preferred Stock [Member]
Stockholders' Deficit [Line Items]
Preferred stock, par value					$ 0.0001
Preferred stock, shares issued										0	0
Preferred stock, shares outstanding										0	0
Price of per share					$ 1
Provision for conversion debt
Convertible preferred stock designated shares				1,000,000	500,000
Shares of common				1,005,300	1,005,300
Common Stock to be Issued [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)
Conversion for gain or loss
Transferred shares value										$ 265
Common Stock to be Issued [Member] | Board of Directors Chairman [Member] | Common Stock [Member]
Stockholders' Deficit [Line Items]
Shares issued (shares)										2,657,550